UNITED STATES

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                          FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2004


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     49

Form 13F Information Table Value Total:     $36,839





List of Other Included Managers:



No.   13F File Number        Name











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
                                                         MARKET
                                                         VALUE    TOTAL  SHPUT/CALL INVSTMT  OTHER
         NAME OF ISSUER         TITLE OF CLAS CUSIP NO   x 1000   SHARES            DSCRETN  MANAGERS

ABBOTT LABORATORIES             COM          002824100        804   18985SH         DEFINED            0
ALCOA INC                       COM          013817101        949   28240SH         DEFINED            0
ALLTEL CORP                     COM          020039103        496    9025SH         DEFINED            0
ALTRIA GROUP INC                COM          02209S103        244    5187SH         DEFINED            0
AMERICAN EXPRESS CO             COM          025816109        720   14000SH         DEFINED            0
AMERICAN INTL GROUP INC         COM          026874107      1,038   15267SH         DEFINED            0
ANHEUSER BUSCH COS INC          COM          035229103      1,188   23787SH         DEFINED            0
AON CORP                        COM          037389103        617   21454SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A   COM          03748R101        243    7000SH         DEFINED            0
BP PLC ADRS                     COM          055622104      1,048   18209SH         DEFINED            0
BANK OF AMERICA CORP            COM          060505104        901   20803SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO         COM          110122108        708   29920SH         DEFINED            0
BUCKEYE PARTNERS LP             UNIT         118230101        352    8000SH         DEFINED            0
BURLINGTON NORTHERN SANTA FE    COM          12189T104      1,019   26606SH         DEFINED            0
CITIGROUP INC                   COM          172967101        989   22405SH         DEFINED            0
COMCAST CORP CL A (NEW)         COM          20030N101        297   10532SH         DEFINED            0
COMCAST CORP CL A SPL           COM          20030N200        371   13285SH         DEFINED            0
EL PASO CORP                    COM          28336L109        161   17511SH         DEFINED            0
EMERSON ELECTRIC COMPANY        COM          291011104        927   14980SH         DEFINED            0
EXXON MOBIL CORP (NEW)          COM          30231G102      1,119   23152SH         DEFINED            0
FORD MOTOR CO (NEW)             COM          345370860        658   46820SH         DEFINED            0
GENERAL ELECTRIC COMPANY        COM          369604103        984   29305SH         DEFINED            0
GILLETTE COMPANY                COM          375766102      1,312   31436SH         DEFINED            0
HEWLETT-PACKARD COMPANY         COM          428236103      1,281   68330SH         DEFINED            0
HOME DEPOT INC                  COM          437076102        235    6000SH         DEFINED            0
HONEYWELL INTERNATIONAL INC     COM          438516106        891   24837SH         DEFINED            0
INTEL CORPORATION               COM          458140100        283   14132SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE  COM          459200101      1,134   13231SH         DEFINED            0
INTERNATIONAL PAPER             COM          460146103        934   23106SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC    COM          460690100        450   42453SH         DEFINED            0
INVENSYS PLC ADR                COM          461204109         28   69575SH         DEFINED            0
ISHARES MSCI JAPAN INDEX FUND   COM          464286848        990  102043SH         DEFINED            0
JPMORGAN CHASE & CO             COM          46625H100      1,228   30916SH         DEFINED            0
KIMBERLY CLARK                  COM          494368103        995   15410SH         DEFINED            0
KROGER COMPANY                  COM          501044101        689   44405SH         DEFINED            0
LAFARGE S.A. - SPONSORED ADR    COM          505861401        823   37690SH         DEFINED            0
MCDONALDS CORP                  COM          580135101      1,036   36976SH         DEFINED            0
MERCK & COMPANY INC             COM          589331107        742   22495SH         DEFINED            0
MERRILL LYNCH & CO INC          COM          590188108        336    6751SH         DEFINED            0
NOKIA CORP - ADR A              COM          654902204      1,330   96970SH         DEFINED            0
SBC COMMUNICATIONS INC          COM          78387G103        394   15171SH         DEFINED            0
SPDR TRUST UNIT SER 1           COM          78462F103        458    4100SH         DEFINED            0
SAFEWAY INC                     COM          786514208        388   20086SH         DEFINED            0
SCHERING PLOUGH CORP            COM          806605101        351   18391SH         DEFINED            0
TARGET CORP                     COM          87612E106      1,417   31310SH         DEFINED            0
TIME WARNER INC                 COM          887317105        807   50020SH         DEFINED            0
VERIZON COMMUNICATIONS          COM          92343V104        558   14172SH         DEFINED            0
WELLS FARGO & CO (NEW)          COM          949746101      1,036   17366SH         DEFINED            0
WYETH CORP                      COM          983024100        878   23488SH         DEFINED            0






